Share Based Payments, Measurement of Fair Values (Details)	12 Months Ended
Jun. 30, 2025 yr $ / shares
FY24 Deferred Short-Term Incentive Plan [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.032
Share price at grant date (in dollars per share)	$ 0.032
Expected volatility	8500.00%
Expected Life (in years) | yr	0.92
Risk-free interest rate based on government bonds	414.50%
FY25 Deferred Short-Term Incentive Plan [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.032
Share price at grant date (in dollars per share)	$ 0.032
Expected volatility	8000.00%
Expected Life (in years) | yr	1.92
Risk-free interest rate based on government bonds	395.70%
FY25 Employee Share Plan [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.027
Share price at grant date (in dollars per share)	$ 0.027
Expected volatility	8000.00%
FY25 Employee Share Plan [Member] | Recurring [Member] | Minimum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	1
Risk-free interest rate based on government bonds	384.90%
FY25 Employee Share Plan [Member] | Recurring [Member] | Maximum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	2
Risk-free interest rate based on government bonds	400.20%
FY25 Long-Term Incentive Plan [Member] | Recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.0263
Share price at grant date (in dollars per share)	$ 0.032
Expected volatility	8000.00%
Expected Life (in years) | yr	2.76
Risk-free interest rate based on government bonds	392.30%
FY24 Transitional Management Incentive Plan [Member] | Non-recurring [Member]
Fair Values Measurement [Abstract]
Fair value at grant date (in dollars per share)	$ 0.027
Share price at grant date (in dollars per share)	$ 0.027
Expected volatility	8000.00%
FY24 Transitional Management Incentive Plan [Member] | Non-recurring [Member] | Minimum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	1
Risk-free interest rate based on government bonds	393.70%
FY24 Transitional Management Incentive Plan [Member] | Non-recurring [Member] | Maximum [Member]
Fair Values Measurement [Abstract]
Expected Life (in years) | yr	1.25
Risk-free interest rate based on government bonds	400.20%